Schedule of accounts receivable, net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 870,464	$ 1,119,330	$ 564,772
Less: allowance for doubtful accounts	(169,975)	(218,571)	(320,593)
Accounts receivable, net	$ 700,489	$ 900,759	$ 244,179